Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity Maryland Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Maryland Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Maryland Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Maryland Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Maryland Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Maryland Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Maryland Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Maryland Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Maryland Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Maryland Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Maryland Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Maryland Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Maryland Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Maryland Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Arizona Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Fidelity Arizona Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Arizona Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Arizona Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Arizona Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Arizona Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Arizona Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Arizona Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Arizona Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Arizona Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Fidelity Arizona Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Arizona Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Arizona Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Arizona Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Arizona Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%